Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Suppliers and contractors (Note 28)	₱ 80,725	₱ 85,903
Taxes (Note 27)	4,052	1,741
Carriers and other customers (Note 28)	1,745	1,469
Related parties (Notes 25 and 28)	270	200
Others	18,395	10,405
Accounts payable	₱ 105,187	₱ 99,718